Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of assets measured at fair value on a recurring basis
Assets measured at fair value on a recurring basis at December 31, 2025, are summarized below:

	Fair value measurement at reporting date using
December 31, 2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$15,366,611	—	—
Assets measured at fair value at December 31, 2024, are summarized below:

	Fair value measurement at reporting date using
December 31, 2024	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$24,498,933	—	—

Schedule of property plant and equipment estimated useful lives
Estimated useful lives are as follows:

Category	Term
Laptops and IT equipment	3 years
Software purchase (excluding subscription)	3 years
Lab equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of the remaining lease term or the estimated useful lives of the improvements

Schedule of diluted and basic net loss per share are identical for all periods presented	Accordingly, diluted net loss per share is the same as basic net loss per share for all periods presented:

	Years Ended December 31,
	2025	2024
Preferred stock	2,488,103	2,488,103
Stock options	718,094	680,304

Total anti-dilutive shares	3,206,197	3,168,407